SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield	0.00%	0.00%		0.00%
Inventory impairment	$ 2,180	$ 0	[1]	$ 0	[1]
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share prices	56.00%	54.00%		51.00%
Risk-free interest rate	4.25%	4.21%		3.40%
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share prices	59.00%	56.00%		53.00%
Risk-free interest rate	4.57%	4.56%		4.40%
Warrants And Pre Funded Warrants Liability [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield	0.00%
Warrants And Pre Funded Warrants Liability [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share prices	81.76%
Risk-free interest rate	4.17%
Warrants And Pre Funded Warrants Liability [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share prices	87.43%
Risk-free interest rate	4.36%

[1]	Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.